BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2021
Security
Shares
Shares Value
Common Stocks — 1.6%
Chemicals — 0.2%
Element Solutions, Inc. ............... 4,766 $ 115,719
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
......... 1,173 12,950
Equity Real Estate Investment Trusts (REITs) — 0.4%
VICI Properties, Inc. ................. 6,246 188,067
Hotels, Restaurants & Leisure — 0.2%
Aramark ......................... 2,155 79,412
Life Sciences Tools & Services — 0.5%
(a)
Avantor , Inc. ...................... 2,591 109,185
Syneos Health, Inc. ................. 1,154 118,492
227,677
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 20,492 67,829
Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp. ............ 1,865 54,066
Road & Rail — 0.1%
Uber Technologies, Inc.
(a)
............. 1,052 44,110
Total Common Stocks — 1.6%
(Cost: $761,624) ................................ 789,830
Par (000)
Par (000)
Corporate Bonds — 85.8%
Aerospace & Defense — 2.1%
Bombardier, Inc.
(b)
7.13%, 06/15/26 ................. USD 76 78,843
7.88%, 04/15/27 ................. 117 121,341
6.00%, 02/15/28 ................. 49 49,148
TransDigm , Inc.
6.25%, 03/15/26
(b)
................ 472 490,585
4.63%, 01/15/29 ................. 75 74,751
4.88%, 05/01/29 ................. 68 68,292
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 129 140,698
1,023,658
Airlines — 2.2%
(b)
American Airlines, Inc.
11.75%, 07/15/25 ................ 187 230,711
5.75%, 04/20/29 ................. 380 406,494
United Airlines, Inc.
4.38%, 04/15/26 ................. 264 275,282
4.63%, 04/15/29 ................. 176 181,500
1,093,987
Auto Components — 1.3%
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 93 97,417
6.25%, 05/15/26 ................. 144 150,660
8.50%, 05/15/27 ................. 385 408,100
656,177
Automobiles — 1.0%
Ford Motor Co.
3.25%, 02/12/32 ................. 389 398,336
4.75%, 01/15/43 ................. 42 46,357
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... 40 39,600
484,293
Security
Par (000)
Par (000) Value
Building Products — 1.0%
(b)
Builders FirstSource, Inc., 6.75%, 06/01/27 . USD 122 $ 128,710
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ..................... 137 146,432
JELD-WEN, Inc., 4.63%, 12/15/25 ...... 49 49,368
Standard Industries, Inc.
4.38%, 07/15/30 ................. 99 101,030
3.38%, 01/15/31 ................. 30 28,899
Victors Merger Corp., 6.38%, 05/15/29 .... 44 41,360
495,799
Capital Markets — 0.3%
MSCI, Inc.
(b)
3.63%, 09/01/30 ................. 36 36,810
3.63%, 11/01/31 ................. 39 40,462
3.25%, 08/15/33 ................. 66 66,743
144,015
Chemicals — 2.7%
Ashland LLC, 3.38%, 09/01/31
(b)
........ 109 108,183
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 150 156,375
3.38%, 02/15/29 ................. 200 193,500
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 57 56,542
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 171 171,855
HB Fuller Co., 4.00%, 02/15/27 ........ 47 49,406
Herens Midco SARL, 4.75%, 05/15/28
(b)
... 200 196,000
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 25 24,344
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)(c)
54 55,080
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
77 79,814
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
226 231,368
1,322,467
Commercial Services & Supplies — 2.9%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
61 62,281
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 185 194,102
9.75%, 07/15/27 ................. 160 170,948
4.63%, 06/01/28 ................. 200 199,876
APi Escrow Corp., 4.75%, 10/15/29
(b)
..... 24 24,480
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 19 19,095
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 26 27,300
5.75%, 07/15/29 ................. 50 49,250
Covanta Holding Corp., 5.00%, 09/01/30 .. 70 71,400
Covert Mergeco, Inc., 4.88%, 12/01/29
(b)
... 18 18,270
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 46 45,770
9.50%, 11/01/27 ................. 70 75,473
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 41 41,205
Madison IAQ LLC
(b)
4.13%, 06/30/28 ................. 51 51,127
5.88%, 06/30/29 ................. 92 92,000
Nielsen Finance LLC, 5.88%, 10/01/30
(b)
... 125 131,980
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. 54 57,978
6.25%, 01/15/28 ................. 83 86,528
1,419,063
Communications Equipment — 1.6%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 216 228,960
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 81 81,000
CommScope , Inc.
(b)
6.00%, 03/01/26 ................. 45 46,350
8.25%, 03/01/27 ................. 19 19,526
7.13%, 07/01/28 ................. 30 29,475

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
4.75%, 09/01/29 ................. USD 116 $ 115,282
Nokia OYJ
4.38%, 06/12/27 ................. 45 48,600
6.63%, 05/15/39 ................. 115 159,131
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 69 68,997
797,321
Consumer Finance — 1.1%
Ford Motor Credit Co. LLC
4.13%, 08/04/25 ................. 200 212,250
4.39%, 01/08/26 ................. 200 215,500
OneMain Finance Corp.
7.13%, 03/15/26 ................. 44 50,160
6.63%, 01/15/28 ................. 20 22,400
SLM Corp., 3.13%, 11/02/26 .......... 41 40,590
540,900
Containers & Packaging — 2.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 200 206,000
Ball Corp.
2.88%, 08/15/30 ................. 180 174,600
3.13%, 09/15/31 ................. 252 248,850
Crown Americas LLC, 4.25%, 09/30/26 ... 161 171,868
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
.................... 25 25,000
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 164 170,909
Trivium Packaging Finance BV, 8.50%,
08/15/27
(b)(d)
................... 228 241,110
1,238,337
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
............ 18 17,955
Diversified Financial Services — 0.5%
(b)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 78 79,072
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 42 47,460
7.38%, 09/01/25 ................. 30 31,350
Shift4 Payments LLC, 4.63%, 11/01/26 .... 66 68,377
226,259
Diversified Telecommunication Services — 7.5%
Altice France Holding SA, 6.00%, 02/15/28
(b)
200 191,000
Altice France SA
(b)
5.13%, 07/15/29 ................. 200 195,090
5.50%, 10/15/29 ................. 200 197,000
CCO Holdings LLC
(b)
4.25%, 02/01/31 ................. 19 19,167
4.50%, 06/01/33 ................. 19 19,384
4.25%, 01/15/34 ................. 103 101,334
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 104 110,240
Frontier Communications Corp.
(b)
5.88%, 10/15/27 ................. 110 116,325
6.75%, 05/01/29 ................. 108 112,320
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
.................... 89 89,445
Iliad Holding SAS
(b)
6.50%, 10/15/26 ................. 200 210,146
7.00%, 10/15/28 ................. 294 309,162
Level 3 Financing, Inc.
(b)
4.25%, 07/01/28 ................. 123 121,770
3.63%, 01/15/29 ................. 19 18,050
3.75%, 07/15/29 ................. 103 97,850
Lumen Technologies, Inc.
5.13%, 12/15/26
(b)
................ 171 177,948
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.00%, 02/15/27
(b)
................ USD 4 $ 4,058
4.50%, 01/15/29
(b)
................ 3 2,902
5.38%, 06/15/29
(b)
................ 232 232,000
Series P, 7.60%, 09/15/39 .......... 25 26,813
Sprint Capital Corp.
6.88%, 11/15/28 ................. 212 268,180
8.75%, 03/15/32 ................. 259 388,500
Switch Ltd.
(b)
3.75%, 09/15/28 ................. 49 49,368
4.13%, 06/15/29 ................. 167 170,757
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 60 64,608
6.00%, 09/30/34 ................. 71 75,094
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 118 116,321
6.13%, 03/01/28 ................. 237 233,445
3,718,277
Electric Utilities — 2.9%
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 233 241,155
NRG Energy, Inc.
(b)
3.63%, 02/15/31 ................. 223 217,425
3.88%, 02/15/32 ................. 100 98,000
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 832 863,200
PG&E Corp., 5.25%, 07/01/30 ......... 43 45,094
1,464,874
Electrical Equipment — 0.3%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 138 139,380
Entertainment — 0.6%
(b)
AMC Entertainment Holdings, Inc., 10.00%,
06/15/26 ..................... 60 59,283
Live Nation Entertainment, Inc.
6.50%, 05/15/27 ................. 100 109,375
4.75%, 10/15/27 ................. 24 24,660
3.75%, 01/15/28 ................. 20 19,850
Playtika Holding Corp., 4.25%, 03/15/29 ... 65 63,700
276,868
Equity Real Estate Investment Trusts (REITs) — 3.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 43 42,186
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 23 23,460
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 106 107,060
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 108 110,535
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 ................. 45 47,422
5.63%, 07/15/32 ................. 85 90,965
MGM Growth Properties Operating Partnership
LP
4.50%, 09/01/26 ................. 185 198,875
4.50%, 01/15/28 ................. 69 74,520
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 22 22,440
4.50%, 02/15/29
(b)
................ 26 26,000
Uniti Group LP
(b)
4.75%, 04/15/28 ................. 185 183,470
6.50%, 02/15/29 ................. 102 101,650
6.00%, 01/15/30 ................. 30 28,870
VICI Properties LP
(b)
4.25%, 12/01/26 ................. 144 149,972
4.63%, 12/01/29 ................. 93 98,973

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.13%, 08/15/30 ................. USD 190 $ 200,925
1,507,323
Food & Staples Retailing — 1.1%
(b)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 187 190,506
4.88%, 02/15/30 ................. 69 74,501
United Natural Foods, Inc., 6.75%, 10/15/28 106 113,505
US Foods, Inc.
6.25%, 04/15/25 ................. 100 104,125
4.75%, 02/15/29 ................. 44 44,715
527,352
Food Products — 2.1%
Chobani LLC, 4.63%, 11/15/28
(b)
........ 95 97,608
Kraft Heinz Foods Co.
6.88%, 01/26/39 ................. 84 123,458
5.20%, 07/15/45 ................. 118 150,034
5.50%, 06/01/50 ................. 285 385,857
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 135 146,138
4.13%, 01/31/30 ................. 100 102,619
4.38%, 01/31/32 ................. 49 50,532
1,056,246
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 24 24,270
Health Care Equipment & Supplies — 2.0%
(b)
Avantor Funding, Inc.
4.63%, 07/15/28 ................. 134 139,695
3.88%, 11/01/29 ................. 47 47,513
Hologic, Inc., 3.25%, 02/15/29 ......... 248 248,000
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/29 ................. 86 85,696
5.25%, 10/01/29 ................. 218 220,974
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 ................. 92 97,060
7.25%, 02/01/28 ................. 152 163,400
1,002,338
Health Care Providers & Services — 5.4%
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
84 83,160
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 27 27,001
Centene Corp.
2.45%, 07/15/28 ................. 88 86,680
3.00%, 10/15/30 ................. 400 406,604
2.50%, 03/01/31 ................. 129 125,583
2.63%, 08/01/31 ................. 101 98,980
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 86 90,408
6.00%, 01/15/29 ................. 151 161,004
6.88%, 04/15/29 ................. 18 18,337
6.13%, 04/01/30 ................. 39 38,583
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 6 6,143
Encompass Health Corp.
4.50%, 02/01/28 ................. 190 195,463
4.63%, 04/01/31 ................. 138 140,415
HCA, Inc.
5.63%, 09/01/28 ................. 147 171,768
3.50%, 09/01/30 ................. 161 170,157
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 85 84,150
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 92 91,540
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 68 71,145
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 96 98,880
3.88%, 11/15/30 ................. 59 61,212
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.88%, 05/15/32 ................. USD 48 $ 48,300
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 32 32,080
Tenet Healthcare Corp.
(b)
4.88%, 01/01/26 ................. 115 118,120
5.13%, 11/01/27 ................. 72 74,970
6.13%, 10/01/28 ................. 55 58,092
4.25%, 06/01/29 ................. 54 54,836
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 47 49,056
2,662,667
Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 57 57,727
4.38%, 01/15/28 ................. 82 83,640
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 95 97,850
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 163 171,089
8.13%, 07/01/27 ................. 218 241,422
4.63%, 10/15/29 ................. 132 132,000
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 92 96,077
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 122 126,270
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... 98 98,000
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(b)
................ 46 49,147
3.75%, 05/01/29
(b)
................ 46 46,345
4.88%, 01/15/30 ................. 199 212,681
4.00%, 05/01/31
(b)
................ 98 100,209
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
67 64,822
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 208,000
MGM Resorts International, 5.75%, 06/15/25 90 96,863
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 59 59,295
Scientific Games International, Inc.
(b)
8.25%, 03/15/26 ................. 35 36,838
7.25%, 11/15/29 ................. 44 49,060
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
169 180,482
Travel + Leisure Co., 6.63%, 07/31/26
(b)
... 39 43,245
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 93 96,720
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 71 73,130
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
116 117,740
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
..... 91 98,508
2,637,160
Household Durables — 1.0%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 25 24,687
4.63%, 04/01/30 ................. 24 23,580
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
68 71,400
Newell Brands, Inc., 6.00%, 04/01/46
(d)
.... 38 48,756
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
63 60,556
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
.................... 66 73,920
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 24 24,420
3.88%, 10/15/31 ................. 70 70,132
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 76 78,470
475,921
Independent Power and Renewable Electricity Producers — 1.8%
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 776 815,770
3.75%, 01/15/32 ................. 86 85,355
901,125

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Insurance — 2.2%
(b)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. USD 147 $ 147,000
6.75%, 10/15/27 ................. 268 278,050
5.88%, 11/01/29 ................. 261 265,541
AssuredPartners, Inc., 5.63%, 01/15/29 ... 48 46,680
BroadStreet Partners, Inc., 5.88%, 04/15/29 37 36,353
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 24 24,900
NFP Corp.
4.88%, 08/15/28 ................. 110 111,100
6.88%, 08/15/28 ................. 202 202,521
1,112,145
Interactive Media & Services — 0.2%
(b)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ..................... 50 48,750
Twitter, Inc., 3.88%, 12/15/27 .......... 52 54,191
102,941
Internet & Direct Marketing Retail — 0.2%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ...... 49 47,897
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 66 65,495
113,392
IT Services — 2.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
42 41,685
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 191 197,207
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
96 95,874
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
97 100,190
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 53 55,353
3.63%, 06/15/29 ................. 77 77,851
3.75%, 10/01/30 ................. 66 67,478
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. 60 59,400
6.00%, 02/15/28 ................. 75 73,500
Square, Inc., 3.50%, 06/01/31
(b)
........ 156 159,900
Twilio, Inc., 3.88%, 03/15/31 .......... 170 171,649
1,100,087
Leisure Products — 0.3%
Mattel, Inc.
6.20%, 10/01/40 ................. 57 73,751
5.45%, 11/01/41 ................. 62 74,012
147,763
Life Sciences Tools & Services — 0.6%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 127 132,080
4.00%, 03/15/31 ................. 71 72,747
Syneos Health, Inc., 3.63%, 01/15/29 .... 74 73,075
277,902
Machinery — 0.6%
(b)
Mueller Water Products, Inc., 4.00%, 06/15/29 112 113,120
TK Elevator US Newco, Inc., 5.25%, 07/15/27 200 210,250
323,370
Media — 6.6%
(b)
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28 ..................... 23 24,093
Altice Financing SA, 5.75%, 08/15/29 .... 200 198,000
Cable One, Inc.
1.13%, 03/15/28
(e)
................ 147 145,504
4.00%, 11/15/30 ................. 74 72,520
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 ................. 126 134,820
7.50%, 06/01/29 ................. 178 190,015
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27 ................ 191 197,639
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, 5.00%, 11/15/31 ..... USD 200 $ 192,750
DIRECTV Holdings LLC, 5.88%, 08/15/27 .. 112 114,656
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29 ..................... 200 201,000
Liberty Broadband Corp., 2.75%, 09/30/50
(e)
184 186,389
Radiate Holdco LLC
4.50%, 09/15/26 ................. 113 114,130
6.50%, 09/15/28 ................. 209 209,948
Sinclair Television Group, Inc., 4.13%, 12/01/30 29 27,478
Sirius XM Radio, Inc.
3.13%, 09/01/26 ................. 117 117,034
4.00%, 07/15/28 ................. 138 138,771
5.50%, 07/01/29 ................. 38 40,945
3.88%, 09/01/31 ................. 127 124,517
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28 ................ 200 206,000
Videotron Ltd., 3.63%, 06/15/29 ........ 36 36,180
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28 ................ 200 201,509
Ziggo Bond Co. BV, 5.13%, 02/28/30 ..... 200 201,000
Ziggo BV, 5.50%, 01/15/27 ........... 182 187,005
3,261,903
Metals & Mining — 2.0%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 705 762,281
Freeport-McMoRan, Inc., 5.45%, 03/15/43 . 202 253,932
1,016,213
Multiline Retail — 0.2%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 75 79,603
Oil, Gas & Consumable Fuels — 3.7%
Antero Midstream Partners LP, 5.75%,
03/01/27
(b)
.................... 140 145,075
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 23 24,207
5.60%, 04/01/44 ................. 52 52,446
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 98 97,020
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 113 114,130
6.50%, 09/30/26 ................. 185 183,613
NuStar Logistics LP, 5.75%, 10/01/25 ..... 56 60,263
Occidental Petroleum Corp.
5.50%, 12/01/25 ................. 210 232,968
5.55%, 03/15/26 ................. 250 278,325
4.30%, 08/15/39 ................. 4 3,989
6.20%, 03/15/40 ................. 380 467,400
4.63%, 06/15/45 ................. 23 23,862
4.40%, 04/15/46 ................. 59 60,475
4.10%, 02/15/47 ................. 6 5,880
4.20%, 03/15/48 ................. 104 104,000
1,853,653
Personal Products — 0.1%
(b)
Coty, Inc., 4.75%, 01/15/29 ........... 21 21,341
Prestige Brands, Inc., 3.75%, 04/01/31 .... 25 24,250
45,591
Pharmaceuticals — 2.3%
(b)
Bausch Health Americas, Inc., 8.50%, 01/31/27 88 92,400
Bausch Health Cos., Inc.
7.00%, 01/15/28 ................. 65 64,675
4.88%, 06/01/28 ................. 28 28,560
6.25%, 02/15/29 ................. 83 78,870
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 ................. 94 92,722
3.50%, 04/01/30 ................. 100 99,716
Endo DAC, 9.50%, 07/31/27 .......... 76 77,362

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Jazz Securities DAC, 4.38%, 01/15/29 .... USD 200 $ 207,088
Organon & Co., 5.13%, 04/30/31 ....... 200 208,936
P&L Development LLC, 7.75%, 11/15/25 ... 57 57,071
Par Pharmaceutical, Inc., 7.50%, 04/01/27 . 109 111,391
1,118,791
Professional Services — 1.0%
(b)
AMN Healthcare, Inc.
4.63%, 10/01/27 ................. 96 99,504
4.00%, 04/15/29 ................. 73 74,004
ASGN, Inc., 4.63%, 05/15/28 .......... 70 72,471
CoreLogic, Inc., 4.50%, 05/01/28 ....... 48 47,818
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 74 75,704
Korn Ferry, 4.63%, 12/15/27 .......... 134 138,020
507,521
Real Estate Management & Development — 0.8%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 154 164,780
Howard Hughes Corp. (The)
5.38%, 08/01/28 ................. 117 124,611
4.38%, 02/01/31 ................. 44 44,440
WeWork Cos. LLC, 5.00%, 07/10/25 ..... 77 66,845
400,676
Road & Rail — 0.6%
(b)
Hertz Corp. (The)
4.63%, 12/01/26 ................. 30 30,188
5.00%, 12/01/29 ................. 48 48,041
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 49,560
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 ................ 53 54,881
Uber Technologies, Inc., 4.50%, 08/15/29 .. 112 114,054
296,724
Software — 3.0%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 53 55,584
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 24 24,840
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 83 83,415
4.88%, 07/01/29 ................. 85 86,200
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 17 17,682
6.50%, 10/15/28 ................. 15 15,675
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 76 75,050
Elastic NV, 4.13%, 07/15/29
(b)
......... 151 149,396
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 119 122,324
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 46 46,115
Open Text Corp.
(b)
3.88%, 02/15/28 ................. 65 66,251
3.88%, 12/01/29 ................. 37 37,463
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
76 78,280
PTC, Inc.
(b)
3.63%, 02/15/25 ................. 49 49,674
4.00%, 02/15/28 ................. 123 125,152
Rocket Software, Inc., 6.50%, 02/15/29
(b)
.. 52 50,731
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
107 111,815
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 178 184,230
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
106 105,088
1,484,965
Specialty Retail — 2.1%
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(b)
.................... 40 41,508
Carvana Co.
(b)
5.50%, 04/15/27 ................. 18 17,820
4.88%, 09/01/29 ................. 29 27,622
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
48 47,820
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. USD 98 $ 98,245
L Brands, Inc., 6.88%, 11/01/35 ........ 54 67,095
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 118 116,673
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 43 43,899
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 250 271,563
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
.. 18 18,171
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 46 48,211
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 100 100,375
6.13%, 07/01/29 ................. 79 80,510
6.00%, 12/01/29 ................. 84 84,420
1,063,932
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Corp., 4.80%, 03/01/35 ......... 31 31,040
Textiles, Apparel & Luxury Goods — 0.6%
(b)
Crocs, Inc., 4.13%, 08/15/31 .......... 111 108,502
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 30 30,000
Levi Strauss & Co., 3.50%, 03/01/31 ..... 173 176,396
314,898
Thrifts & Mortgage Finance — 0.6%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 110 120,175
MGIC Investment Corp., 5.25%, 08/15/28 .. 92 96,600
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 50 52,085
5.13%, 12/15/30 ................. 14 13,825
5.75%, 11/15/31 ................. 23 22,885
305,570
Trading Companies & Distributors — 1.5%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
60 59,968
Boise Cascade Co., 4.88%, 07/01/30
(b)
.... 61 64,355
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 105 103,162
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 102 106,080
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 119 122,100
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 21 22,733
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
223 244,464
722,862
Wireless Telecommunication Services — 2.1%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 333 350,066
T-Mobile USA, Inc.
2.63%, 02/15/29 ................. 111 109,335
2.88%, 02/15/31 ................. 283 279,491
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
296 299,700
1,038,592
Total Corporate Bonds — 85.8%
(Cost: $42,848,203) .............................. 42,574,166
Floating Rate Loan Interests — 10.5%
Auto Components — 0.4%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 04/30/26
(c)
188 186,627
Chemicals — 0.2%
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 09/22/28
(c)
76 76,057
Commercial Services & Supplies — 0.2%
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25
(c)
124 124,638

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.2%
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25%
,
 06/02/28
(c)
... USD 101 $ 100,426
Construction Materials — 0.1%
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 09/22/28
(c)
74 73,660
Diversified Consumer Services — 0.1%
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 12/10/29
(c)
................ 29 29,048
Diversified Financial Services — 1.3%
(c)
Connect Finco SARL, Term Loan, 12/11/26
(f)
. 149 149,160
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/17/27 ................. 100 99,323
PECF USS Intermediate Holding III Corp., Term
Loan, 12/15/28
(f)
................. 180 180,040
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 .... 204 203,172
631,695
Diversified Telecommunication Services — 1.6%
(c)
Altice France SA, Term Loan B13, (LIBOR USD
2 Month + 4.00%), 4.12%
,
 08/14/26 .... 200 199,280
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 100 99,499
Cincinnati Bell, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.35%), 3.75%
,
 11/22/28 . 20 20,185
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 ................. 199 198,600
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 03/09/27 303 298,706
816,270
Health Care Providers & Services — 0.3%
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 06/30/25
(c)
................ 150 149,812
Health Care Technology — 0.7%
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 08/27/25
(c)
348 347,815
Hotels, Restaurants & Leisure — 0.6%
(c)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 07/21/25 ................. 149 149,207
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 150 149,085
298,292
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 10/06/28
(c)
................ 65 64,350
Insurance — 0.8%
(c)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 05/09/25 ................. 100 99,394
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 ................. 53 52,764
Security
Par (000)
Par (000) Value
Insurance (continued)
AssuredPartners , Inc., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 02/12/27 .... USD 100 $ 99,252
Hub International Ltd., Term Loan B3, (LIBOR
USD 2 Month + 3.25%), 4.00%
,
 04/25/25 149 149,106
400,516
Interactive Media & Services — 0.3%
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26
(c)
................ 149 149,013
IT Services — 0.3%
Rackspace Technology Global, Inc., 1st
LienTerm Loan B, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 02/15/28
(c)
.......... 131 130,252
Machinery — 0.2%
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28
(c)
.... 100 99,348
Media — 1.0%
(c)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, 08/21/26
(f)
................ 306 301,965
DirectTV Financing LLC, Term Loan, (LIBOR
USD 3 Month + 5.00%), 5.75%
,
 08/02/27 172 172,090
474,055
Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 5.00%),
5.75%
,
 03/27/28
(c)
................ 78 75,320
Professional Services — 0.2%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/06/26
(c)
................ 99 99,036
Road & Rail — 0.2%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.60%
,
 02/25/27
(c)
99 99,425
Software — 1.2%
(c)
Banff Guarantor, Inc., 2nd Lien Term Loan,
02/27/26
(f)
...................... 96 96,800
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.97%
,
 10/02/25 174 172,843
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.97%
,
 01/29/27 151 149,804
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 .... 29 28,372
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 .... 46 45,227
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/16/25 ................. 99 98,131
591,177
Specialty Retail — 0.4%
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28
(c)
..... 200 199,626
Total Floating Rate Loan Interests — 10.5%
(Cost: $5,219,383) .............................. 5,216,458

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Pa r (000) Value
Capital Trusts — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(b)(c)(g)
..................... USD 57 $ 57,735
Total Capital Trusts — 0.1%
(Cost: $57,000) ................................ 57,735
Total Long-Term Investments — 98.0%
(Cost: $48,886,210) .............................. 48,638,189
Security
Shares
Shares Value
Short-Term Securities — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(h)( i )
................. 831,121 $ 831,121
Total Short-Term Securities — 1.7%
(Cost: $831,121) ................................ 831,121
Total Investments — 99.7%
(Cost: $49,717,331 ) .............................. 49,469,310
Other Assets Less Liabilities — 0.3% ................... 157,533
Net Assets — 100.0% .............................. $ 49,626,843
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Convertible security.
(f)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)
Perpetual security with no stated maturity date.
(h)
Annualized 7-day yield as of period end.
(i)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,166,439 $ — $ (2,335,318) $ — $ — $ 831,121 831,121 $ — $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust

BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Fair Value Hierar chy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 789,830 $ — $ — $ 789,830
Corporate Bonds ........................................ — 42,574,166 — 42,574,166
Floating Rate Loan Interests ................................. — 5,216,458 — 5,216,458
Capital Trusts ........................................... — 57,735 — 57,735
Short-Term Securities ....................................... 831,121 — — 831,121
$ 1,620,951 $ 47,848,359 $ — $ 49,469,310